OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Repurchases (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CLP ($)	Oct. 31, 2018 USD ($)
Disclosure of detailed information about borrowings
Borrowings	$ 75
Bonds USA
Disclosure of detailed information about borrowings
Borrowings		$ 365